Summary of Significant Accounting Policies (Policies) - EBP 333	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Use of Estimates in Preparation of Financial Statements
Use of Estimates in Preparation of Financial Statements
The preparation of financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of Plan activity during the reporting period. Accordingly, actual results may differ from those estimates.

Investment Income and Investment Valuation and Transactions
Investment Income
Interest income from investments is recorded on the accrual basis of accounting. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade-date basis.
Investment Valuation and Transactions
All investments are reported at fair value.

Net appreciation or depreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year. Net appreciation or depreciation is measured and recognized in the Statement of Changes in Net Assets Available for Plan Benefits as the difference between the fair value of investments at the investment sale date or re-measured at the financial statement date and the fair value at the beginning of the Plan Year or the original measurement at the investment purchase date if purchased during the Plan Year. Purchase and sale transactions are recorded on a trade-date basis.

Fair Value Measurements
Fair Value Measurements
Accounting Standard Codification (“ASC”) Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Plan’s assumptions (unobservable inputs). The hierarchy consists of three levels:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Investments in registered investment companies, shares of the Company’s common stock, other common and preferred stock and cash are valued using quoted prices in active markets. The self-directed brokerage accounts are primarily comprised of individuals participant-directed investments, predominately in mutual funds, exchange-traded funds and common stocks, that are valued using quoted prices in active markets.

Level 2 – Inputs other than Level 1 inputs that are either directly or indirectly observable.
The Master Trust has no investments valued using Level 2 inputs.

Level 3 – Unobservable inputs developed using estimates and assumptions developed by the Plan, which reflect those a market participant would use.
The Master Trust has no investments valued using Level 3 inputs.
Common collective trusts ("CCTs") are valued using Net Asset Value ("NAV") as a practical expedient and are not categorized in the fair value hierarchy. NAV is provided by the fund's issuer and is based on the fair value of the underlying investments held by the fund less its liabilities. Participant directed withdrawals or exchanges may be made on a daily basis, with no restrictions. In the event the Master Trust were to initiate a full redemption of any of the CCTs, the Plan must provide advance notice and for certain of the CCTs, the fund’s issuer reserves the right to temporarily delay withdrawal from the CCT in order to ensure that securities liquidations will be carried out in an orderly business manner. The CCTs have no unfunded commitments. As of December 31, 2025, the Master Trust had not provided the respective trustees with advance notice to terminate the Master Trust's investment in any of the CCT funds.
Payments of Benefits	Payments of Benefits Benefits are recorded as deductions when paid.